Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
(part of Davis Fundamental ETF Trust)
July 31, 2024

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT U.S. EQUITY ETF
Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.10%)
COMMUNICATION SERVICES – (14.82%)
Media & Entertainment – (14.82%)
Alphabet Inc., Class C	138,565	$23,992,530
Meta Platforms, Inc., Class A	113,358	53,825,779
Total Communication Services		77,818,309
CONSUMER DISCRETIONARY – (10.44%)
Consumer Discretionary Distribution & Retail – (6.34%)
Amazon.com, Inc. *	178,118	33,304,504
Consumer Services – (4.10%)
MGM Resorts International *	500,440	21,503,907
Total Consumer Discretionary		54,808,411
CONSUMER STAPLES – (0.98%)
Food, Beverage & Tobacco – (0.98%)
Tyson Foods, Inc., Class A	84,327	5,135,514
Total Consumer Staples		5,135,514
ENERGY – (2.42%)
ConocoPhillips	45,360	5,044,032
Tourmaline Oil Corp. (Canada)	173,890	7,651,336
Total Energy		12,695,368
FINANCIALS – (37.90%)
Banks – (9.97%)
JPMorgan Chase & Co.	41,791	8,893,125
U.S. Bancorp	484,352	21,737,718
Wells Fargo & Co.	366,099	21,724,314
		52,355,157
Financial Services – (23.17%)
Capital Markets – (2.64%)
Bank of New York Mellon Corp.	213,054	13,863,424
Consumer Finance – (10.91%)
American Express Co.	28,127	7,117,256
Capital One Financial Corp.	331,483	50,186,526
		57,303,782
Financial Services – (9.62%)
Berkshire Hathaway Inc., Class B *	115,191	50,511,254
		121,678,460
Insurance – (4.76%)
Property & Casualty Insurance – (4.76%)
Markel Group Inc. *	15,263	25,013,767
Total Financials		199,047,384
HEALTH CARE – (17.61%)
Health Care Equipment & Services – (12.98%)
Cigna Group	58,296	20,326,066
Humana Inc.	72,607	26,255,417
Quest Diagnostics Inc.	100,676	14,326,195
Solventum Corp. *	123,830	7,291,111
		68,198,789
Pharmaceuticals, Biotechnology & Life Sciences – (4.63%)
Viatris Inc.	2,015,709	24,309,450
Total Health Care		92,508,239
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (4.67%)
Capital Goods – (4.67%)
AGCO Corp.	47,827	$4,515,825
Owens Corning	107,349	20,007,707
Total Industrials		24,523,532
INFORMATION TECHNOLOGY – (7.35%)
Semiconductors & Semiconductor Equipment – (7.35%)
Applied Materials, Inc.	101,556	21,550,183
Intel Corp.	373,217	11,472,691
Texas Instruments Inc.	27,267	5,557,287
Total Information Technology		38,580,161
MATERIALS – (1.91%)
Teck Resources Ltd., Class B (Canada)	204,372	10,016,272
Total Materials		10,016,272
TOTAL COMMON STOCK – (Identified cost $329,659,946)		515,133,190

	Principal	Value
SHORT-TERM INVESTMENTS – (1.94%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (a)	$5,052,000	$5,052,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (b)	5,153,000	5,153,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,205,000)		10,205,000
Total Investments – (100.04%) – (Identified cost $339,864,946)		525,338,190
Liabilities Less Other Assets – (0.04%)		(210,730)
Net Assets – (100.00%)		$525,127,460

*	Non-income producing security.
(a)
Dated 07/31/24, repurchase value of $5,052,747 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.50%-7.50%, 09/01/40-07/01/54, total fair value $5,153,040).

(b)
Dated 07/31/24, repurchase value of $5,153,761 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 09/01/24-05/15/59, total fair value $5,256,060).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT FINANCIAL ETF
Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.75%)
CONSUMER DISCRETIONARY – (0.99%)
Consumer Discretionary Distribution & Retail – (0.99%)
Prosus N.V., Class N (Netherlands)	58,655	$2,046,079
Total Consumer Discretionary		2,046,079
FINANCIALS – (97.76%)
Banks – (45.28%)
Bank of America Corp.	122,299	4,929,873
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	95,283	3,653,150
Danske Bank A/S (Denmark)	273,404	8,361,374
DBS Group Holdings Ltd. (Singapore)	310,294	8,503,114
DNB Bank ASA (Norway)	178,535	3,688,540
Fifth Third Bancorp	266,419	11,280,180
JPMorgan Chase & Co.	61,232	13,030,170
M&T Bank Corp.	18,407	3,169,133
Metro Bank Holdings PLC (United Kingdom) *	1,059,800	724,529
PNC Financial Services Group, Inc.	53,660	9,717,826
Truist Financial Corp.	134,912	6,029,217
U.S. Bancorp	223,155	10,015,196
Wells Fargo & Co.	182,369	10,821,776
		93,924,078
Financial Services – (34.73%)
Capital Markets – (11.65%)
Bank of New York Mellon Corp.	164,559	10,707,854
Charles Schwab Corp.	33,931	2,211,962
Julius Baer Group Ltd. (Switzerland)	151,177	8,273,558
State Street Corp.	34,957	2,970,296
		24,163,670
Consumer Finance – (13.31%)
American Express Co.	36,901	9,337,429
Capital One Financial Corp.	120,663	18,268,378
		27,605,807
Financial Services – (9.77%)
Berkshire Hathaway Inc., Class B *	33,117	14,521,804
Rocket Companies, Inc., Class A *	354,920	5,746,155
		20,267,959
		72,037,436
Insurance – (17.75%)
Life & Health Insurance – (0.57%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	271,500	1,179,021
Property & Casualty Insurance – (14.10%)
Chubb Ltd.	40,560	11,180,770
Loews Corp.	81,409	6,508,650
Markel Group Inc. *	7,051	11,555,531
		29,244,951
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (3.08%)
Everest Group, Ltd.	5,507	$2,163,535
RenaissanceRe Holdings Ltd.	18,210	4,223,081
		6,386,616
		36,810,588
Total Financials		202,772,102
TOTAL COMMON STOCK – (Identified cost $149,209,952)		204,818,181

	Principal	Value
SHORT-TERM INVESTMENTS – (1.02%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (a)	$1,042,000	$1,042,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (b)	1,063,000	1,063,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,105,000)		2,105,000
Total Investments – (99.77%) – (Identified cost $151,314,952)		206,923,181
Other Assets Less Liabilities – (0.23%)		483,250
Net Assets – (100.00%)		$207,406,431

*	Non-income producing security.
(a)
Dated 07/31/24, repurchase value of $1,042,154 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.75%-6.00%, 11/15/42-10/20/53, total fair value $1,062,840).

(b)
Dated 07/31/24, repurchase value of $1,063,157 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 09/01/24-05/15/59, total fair value $1,084,260).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT WORLDWIDE ETF
Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.78%)
COMMUNICATION SERVICES – (12.17%)
Media & Entertainment – (12.17%)
Alphabet Inc., Class C	50,428	$8,731,608
IAC Inc. *	45,572	2,406,657
Liberty Media Corp., Liberty Formula One, Series A *	48,577	3,593,241
Meta Platforms, Inc., Class A	41,231	19,577,716
Sea Limited, Class A, ADR (Singapore) *	45,363	2,980,349
Total Communication Services		37,289,571
CONSUMER DISCRETIONARY – (23.93%)
Consumer Discretionary Distribution & Retail – (11.77%)
Amazon.com, Inc. *	52,980	9,906,200
Coupang, Inc., Class A (South Korea) *	120,029	2,490,602
JD.com, Inc., Class A, ADR (China)	199,356	5,261,005
Naspers Ltd. - N (South Africa)	23,210	4,491,050
Prosus N.V., Class N (Netherlands)	399,041	13,919,860
		36,068,717
Consumer Durables & Apparel – (1.00%)
Fila Holdings Corp. (South Korea)	97,052	3,046,849
Consumer Services – (11.16%)
Delivery Hero SE (Germany) *	170,899	3,802,192
Entain plc (United Kingdom)	566,040	4,159,611
Meituan, Class B (China) *	1,119,440	15,500,502
MGM Resorts International *	249,673	10,728,449
		34,190,754
Total Consumer Discretionary		73,306,320
CONSUMER STAPLES – (1.52%)
Food, Beverage & Tobacco – (1.52%)
Darling Ingredients Inc. *	38,431	1,526,864
Tyson Foods, Inc., Class A	51,618	3,143,536
Total Consumer Staples		4,670,400
ENERGY – (2.93%)
Tourmaline Oil Corp. (Canada)	204,087	8,980,035
Total Energy		8,980,035
FINANCIALS – (32.68%)
Banks – (9.18%)
Danske Bank A/S (Denmark)	451,401	13,804,964
DBS Group Holdings Ltd. (Singapore)	333,139	9,129,145
Metro Bank Holdings PLC (United Kingdom) *	1,863,628	1,274,063
Wells Fargo & Co.	65,896	3,910,269
		28,118,441
Financial Services – (14.37%)
Capital Markets – (4.48%)
Julius Baer Group Ltd. (Switzerland)	237,418	12,993,322
Noah Holdings Ltd., Class A, ADS (China)	95,348	738,947
		13,732,269
Consumer Finance – (5.32%)
Capital One Financial Corp.	107,705	16,306,537
Financial Services – (4.57%)
Berkshire Hathaway Inc., Class B *	31,954	14,011,829
		44,050,635
Insurance – (9.13%)
Life & Health Insurance – (7.11%)
AIA Group Ltd. (Hong Kong)	1,078,890	7,216,539
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,351,515	14,554,352
		21,770,891
Property & Casualty Insurance – (2.02%)
Markel Group Inc. *	3,780	6,194,853
		27,965,744
Total Financials		100,134,820
HEALTH CARE – (11.94%)
Health Care Equipment & Services – (9.04%)
Cigna Group	17,374	6,057,793
Humana Inc.	31,010	11,213,526
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Quest Diagnostics Inc.	16,841	$2,396,474
Solventum Corp. *	136,390	8,030,643
		27,698,436
Pharmaceuticals, Biotechnology & Life Sciences – (2.90%)
Viatris Inc.	737,163	8,890,186
Total Health Care		36,588,622
INDUSTRIALS – (1.78%)
Capital Goods – (1.78%)
AGCO Corp.	27,227	2,570,773
Owens Corning	15,389	2,868,202
Total Industrials		5,438,975
INFORMATION TECHNOLOGY – (6.16%)
Semiconductors & Semiconductor Equipment – (1.84%)
Applied Materials, Inc.	26,623	5,649,401
Software & Services – (0.32%)
Clear Secure, Inc., Class A	46,267	987,800
Technology Hardware & Equipment – (4.00%)
Samsung Electronics Co., Ltd. (South Korea)	198,535	12,242,109
Total Information Technology		18,879,310
MATERIALS – (3.25%)
Teck Resources Ltd., Class B (Canada)	203,165	9,957,117
Total Materials		9,957,117
REAL ESTATE – (2.42%)
Real Estate Management & Development – (2.42%)
KE Holdings Inc., Class A, ADR (China)	535,038	7,410,276
Total Real Estate		7,410,276
TOTAL COMMON STOCK – (Identified cost $254,178,724)		302,655,446

	Principal	Value
SHORT-TERM INVESTMENTS – (1.46%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (a)	$2,217,000	$2,217,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (b)	2,261,000	2,261,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,478,000)		4,478,000
Total Investments – (100.24%) – (Identified cost $258,656,724)		307,133,446
Liabilities Less Other Assets – (0.24%)		(741,064)
Net Assets – (100.00%)		$306,392,382

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 07/31/24, repurchase value of $2,217,328 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.683%-5.50%, 11/15/40-07/01/54, total fair value $2,261,340).
(b)
Dated 07/31/24, repurchase value of $2,261,334 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 09/01/24-05/15/59, total fair value $2,306,220).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
DAVIS SELECT INTERNATIONAL ETF
Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (96.30%)
COMMUNICATION SERVICES – (2.06%)
Media & Entertainment – (2.06%)
Sea Limited, Class A, ADR (Singapore) *	54,420	$3,575,394
Total Communication Services		3,575,394
CONSUMER DISCRETIONARY – (32.97%)
Consumer Discretionary Distribution & Retail – (17.13%)
Alibaba Group Holding Ltd., ADR (China)	29,614	2,335,064
Coupang, Inc., Class A (South Korea) *	297,786	6,179,060
JD.com, Inc., Class A, ADR (China)	147,233	3,885,479
Naspers Ltd. - N (South Africa)	43,258	8,370,265
Prosus N.V., Class N (Netherlands)	255,115	8,899,248
		29,669,116
Consumer Durables & Apparel – (4.49%)
Fila Holdings Corp. (South Korea)	247,909	7,782,851
Consumer Services – (11.35%)
Delivery Hero SE (Germany) *	158,289	3,521,642
Entain plc (United Kingdom)	636,760	4,679,305
Meituan, Class B (China) *	827,680	11,460,602
		19,661,549
Total Consumer Discretionary		57,113,516
ENERGY – (2.95%)
Tourmaline Oil Corp. (Canada)	116,000	5,104,118
Total Energy		5,104,118
FINANCIALS – (34.85%)
Banks – (20.08%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	123,002	4,715,897
Danske Bank A/S (Denmark)	433,689	13,263,287
DBS Group Holdings Ltd. (Singapore)	389,389	10,670,586
DNB Bank ASA (Norway)	250,101	5,167,096
Metro Bank Holdings PLC (United Kingdom) *	1,426,437	975,179
		34,792,045
Financial Services – (5.51%)
Capital Markets – (5.51%)
Julius Baer Group Ltd. (Switzerland)	137,488	7,524,392
Noah Holdings Ltd., Class A, ADS (China)	260,499	2,018,867
		9,543,259
Insurance – (9.26%)
Life & Health Insurance – (9.26%)
AIA Group Ltd. (Hong Kong)	1,135,090	7,592,453
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,944,836	8,445,681
		16,038,134
Total Financials		60,373,438
INDUSTRIALS – (7.94%)
Capital Goods – (7.94%)
ITOCHU Corp. (Japan)	125,600	6,441,198
Schneider Electric SE (France)	30,343	7,313,730
Total Industrials		13,754,928
INFORMATION TECHNOLOGY – (7.13%)
Semiconductors & Semiconductor Equipment – (1.48%)
Tokyo Electron Ltd. (Japan)	12,250	2,563,280
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (5.65%)
Samsung Electronics Co., Ltd. (South Korea)	158,863	$9,795,845
Total Information Technology		12,359,125
MATERIALS – (5.08%)
Teck Resources Ltd., Class B (Canada)	179,434	8,794,060
Total Materials		8,794,060
REAL ESTATE – (3.32%)
Real Estate Management & Development – (3.32%)
KE Holdings Inc., Class A, ADR (China)	415,716	5,757,667
Total Real Estate		5,757,667
TOTAL COMMON STOCK – (Identified cost $162,342,945)		166,832,246

	Principal	Value
SHORT-TERM INVESTMENTS – (3.12%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (a)	$2,674,000	$2,674,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.32%, 08/01/24 (b)	2,728,000	2,728,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,402,000)		5,402,000
Total Investments – (99.42%) – (Identified cost $167,744,945)		172,234,246
Other Assets Less Liabilities – (0.58%)		997,681
Net Assets – (100.00%)		$173,231,927

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 07/31/24, repurchase value of $2,674,395 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.00%, 09/01/30-02/01/53, total fair value $2,727,480).
(b)
Dated 07/31/24, repurchase value of $2,728,403 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 09/01/24-05/15/59, total fair value $2,782,560).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments
July 31, 2024 (Unaudited)
Security Valuation - The Funds’ Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST
Notes to Schedule of Investments - (Continued)
July 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of July 31, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$77,818,309	$–	$37,289,571	$3,575,394
Consumer Discretionary	54,808,411	–	28,386,256	12,399,603
Consumer Staples	5,135,514	–	4,670,400	–
Energy	12,695,368	–	8,980,035	5,104,118
Financials	199,047,384	172,041,966	41,162,435	6,734,764
Health Care	92,508,239	–	36,588,622	–
Industrials	24,523,532	–	5,438,975	–
Information Technology	38,580,161	–	6,637,201	–
Materials	10,016,272	–	9,957,117	8,794,060
Real Estate	–	–	7,410,276	5,757,667
Total Level 1	515,133,190	172,041,966	186,520,888	42,365,606
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	–	2,046,079	44,920,064	44,713,913
Financials	–	30,730,136	58,972,385	53,638,674
Industrials	–	–	–	13,754,928
Information Technology	–	–	12,242,109	12,359,125
Short-Term Investments	10,205,000	2,105,000	4,478,000	5,402,000
Total Level 2	10,205,000	34,881,215	120,612,558	129,868,640
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$525,338,190	$206,923,181	$307,133,446	$172,234,246

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes
At July 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Cost	$339,865,632	$151,757,974	$259,627,168	$168,912,076

Unrealized appreciation	189,605,669	59,704,350	73,262,205	26,217,276
Unrealized depreciation	(4,133,111)	(4,539,143)	(25,755,927)	(22,895,106)
Net unrealized appreciation	$185,472,558	$55,165,207	$47,506,278	$3,322,170